INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (1)	Other	Total
Gross carrying amount
Balance at January 1, 2021	$2,035	$381	$1,949	$297	$328	$4,990
Additions	165	1	77	—	47	290
Dispositions	—	—	(1)	—	(1)	(2)
Foreign currency translation	(146)	(8)	(21)	—	(16)	(191)
Balances at December 31, 2021	$2,054	$374	$2,004	$297	$358	$5,087
Additions	256	—	114	—	69	439
Acquisitions through business combinations (2)	—	4,185	710	295	27	5,217
Dispositions	(1)	—	—	—	—	(1)
Assets reclassified as held for sale (3)	(19)	(140)	—	—	—	(159)
Foreign currency translation	142	(12)	(15)	—	(5)	110
Balance at December 31, 2022	$2,432	$4,407	$2,813	$592	$449	$10,693
Accumulated amortization and impairment
Balance at January 1, 2021	$(181)	$(88)	$(330)	$—	$(26)	$(625)
Amortization and impairment expense	(71)	(30)	(143)	—	(18)	(262)
Dispositions	—	—	2	—	—	2
Foreign currency translation	15	3	5	—	1	24
Balances at December 31, 2021	$(237)	$(115)	$(466)	$—	$(43)	$(861)
Amortization and impairment expense	(96)	(217)	(214)	(11)	(23)	(561)
Dispositions	2	—	—	—	—	2
Assets reclassified as held for sale (3)	10	19	—	—	—	29
Foreign currency translation	(16)	3	5	—	1	(7)
Balance at December 31, 2022	$(337)	$(310)	$(675)	$(11)	$(65)	$(1,398)
Net book value
December 31, 2021	$1,817	$259	$1,538	$297	$315	$4,226
December 31, 2022	$2,095	$4,097	$2,138	$581	$384	$9,295
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(1)Includes indefinite life intangible assets with a carrying value of $297 million (2021: $297 million).
(2)See Note 3 for additional information.
(3)See Note 10 for additional information.

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$2,216	$2,331
Acquisitions through business combinations (1)	4,836	6
Assets reclassified as held for sale	(11)	—
Foreign currency translation	(127)	(121)
Balance at end of year	$6,914	$2,216
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(1)See Note 3 for additional information.